Share Capital - Schedule of Stock Option Activity (Details) (Parenthetical) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Period $ / shares	Dec. 31, 2018 USD ($) Period $ / shares	Dec. 31, 2017 USD ($) Period $ / shares
Options [Member] | First Year Anniversary [Member]
Disclosure of classes of share capital [line items]
Options vested percentage			25.00%
Options [Member] | Two Independent Directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			20,000
Options vested period			The options will vest over 3 years from the date of grant
Options term description			1/12 of the options at the end of each quarter in the course of the 3 years.
Options exercise price per share | $ / shares			$ 5.22
The fair value of options on date of grant | $			$ 100
Expected volatility			97.00%
Risk-free interest rate			2.41%
Expected dividend			0.00%
Expected life			11
Options [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			10,000
Options vested period			The options will vest over 3 years.
The fair value of options on date of grant | $			$ 30
Options [Member] | Four Independent Directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			65,000
Options vested period			The options will vest by 4 years with 50% on the second year anniversary
Options term description			The remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.
Options exercise price per share | $ / shares			$ 5.71
The fair value of options on date of grant | $			$ 337
Expected volatility			97.00%
Risk-free interest rate			2.44%
Expected dividend			0.00%
Expected life			11
Options vested percentage			50.00%
Options [Member] | Four Independent Directors [Member] | Second Year Anniversary [Member]
Disclosure of classes of share capital [line items]
Options vested percentage			50.00%
Options [Member] | Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			100,000
Options vested period			The options will vest by 4 years with 25% on the first year anniversary
Options term description			The remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares			$ 5.39
The fair value of options on date of grant | $			$ 437
Expected volatility			97.00%
Risk-free interest rate			2.15%
Expected dividend			0.00%
Expected life			11
Options vested percentage			75.00%
Options [Member] | Employees and Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			700,000
Options vested period			The options will vest by 4 years with 25% on the first year anniversary
Options term description			The remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares			$ 5.99
The fair value of options on date of grant | $			$ 4,113
Expected volatility			97.00%
Risk-free interest rate			2.41%
Expected dividend			0.00%
Expected life			11
Options vested percentage			75.00%
Options [Member] | Employees and Officers [Member] | Second Year Anniversary [Member]
Disclosure of classes of share capital [line items]
Options vested percentage			25.00%
Options [Member] | Board of Directors [Member] | January 2018 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		128,000
Options vested period		The options will vest by 4 years
Options term description		25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares		$ 6.90
The fair value of options on date of grant | $		$ 838
Expected volatility		97.00%
Risk-free interest rate		2.46%
Expected dividend		0.00%
Expected life		11
Options [Member] | Board of Directors [Member] | September 2018 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		30,000
Options vested period		The options will vest by 4 years
Options term description		25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares		$ 1.78
The fair value of options on date of grant | $		$ 46
Expected volatility		97.00%
Risk-free interest rate		2.85%
Expected dividend		0.00%
Expected life		11
Options [Member] | Officers [Member] | June 2018 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		50,000
Options vested period		The options will vest by 4 years
Options term description		25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares		$ 2.22
The fair value of options on date of grant | $		$ 119
Expected volatility		97.00%
Risk-free interest rate		2.93%
Expected dividend		0.00%
Expected life		11
Options [Member] | Employees, Officers and Independent Directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted	1,346,000
Options vested period	The options will vest by 4 years with 25% on the first year anniversary
Options term description	The remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares	$ 1.22
The fair value of options on date of grant | $	$ 1,411
Expected volatility	100.00%
Risk-free interest rate	1.19%
Expected dividend	0.00%
Expected life	11
Options [Member] | Employees, Officers and Independent Directors [Member] | December 2018 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		1,305,000
Options vested period		The options will vest by 4 years
Options term description		25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares		$ 1.22
The fair value of options on date of grant | $		$ 1,300
Expected volatility		100.00%
Risk-free interest rate		2.86%
Expected dividend		0.00%
Expected life		11
Restricted Stock Units [Member] | Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			36,000
Options vested period			The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.
The fair value of options on date of grant | $			$ 175
Market share price | $ / shares			$ 4.85
Restricted Stock Units [Member] | Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			140,000
Options vested period			The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.
The fair value of options on date of grant | $			$ 903
Market share price | $ / shares			$ 6.45